Note 5 (Tables)	6 Months Ended
Jun. 30, 2025
Operating Segments Reporting [Abstract]
Total group assets by operating segment [Table Text Block]
The breakdown of the BBVA Group’s total assets by operating segment and the Corporate Center as of June 30, 2025 and December 31, 2024, is as follows:

TOTAL GROUP ASSETS BY OPERATING SEGMENT (MILLIONS OF EUROS)

	June 2025	December 2024 ⁽¹⁾
Spain	419,097	411,620
Mexico	165,647	168,470
Turkey	82,482	82,782
South America	70,616	73,997
Rest of Business	70,167	66,534
Subtotal assets by operating segments	808,010	803,404
Corporate Center and adjustments	(31,035)	(31,002)
Total assets BBVA Group	776,974	772,402
(1) In the first quarter of 2025 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain expenses were reallocated, in particular, between Spain, Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for year 2024 have been revised, which has not affected the consolidated financial information of the Group.

Main margins and profit by operating segments [Table Text Block]
The following table sets forth the main margins and profit by operating segment and the Corporate Center for the six months ended June 30, 2025 and 2024:

MAIN MARGINS AND PROFIT BY OPERATING SEGMENT (MILLIONS OF EUROS)

	Operating Segments
	BBVA Group	Spain	Mexico	Turkey	South America	Rest of Business	Corporate Center and adjustments
June 2025
Net interest income	12,607	3,230	5,511	1,307	2,382	376	(199)
Gross income	18,034	5,016	7,349	2,409	2,714	831	(285)
Operating profit /(loss) before tax	8,424	3,105	3,581	932	977	394	(564)
Attributable profit (loss) ⁽¹⁾	5,447	2,144	2,578	412	421	304	(411)
June 2024 ⁽²⁾
Net interest income	12,993	3,184	5,968	605	3,075	335	(174)
Gross income	17,446	4,592	7,910	1,892	2,639	686	(274)
Operating profit /(loss) before tax	7,780	2,572	3,938	914	625	313	(582)
Attributable profit (loss) ⁽¹⁾	4,994	1,769	2,858	351	317	240	(541)
(1) In the first quarter of 2025 certain immaterial balance sheet amounts related to specific activities undertaken by the business units were reallocated between the operating segments and the Corporate Center. As a result, certain expenses were reallocated, in particular, between Spain, Rest of Business and the Corporate Center. In order to make the period-on-period comparison homogeneous, the figures for year 2024 have been revised, which has not affected the consolidated financial information of the Group.